Income Taxes (Details)		1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023
Income Taxes
Effective tax rate for the company's operations	0.00%	0.00%	0.00%	0.00%	0.00%